Condensed Statements Of Consolidated Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows - operating activities:
Net income	$ 355	$ 329	$ 432	$ 349	$ 367
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	669	634	848	802	732
Provision in lieu of deferred income taxes - net	(36)	143	194	208	258
Other - net	(2)	(3)	(4)	(4)	(3)
Changes in operating assets and liabilities:
Accounts receivable - trade (including affiliates)			(129)	52	(36)
Inventories			9	(3)	25
Accounts payable - trade (including affiliates)			38	(9)	17
Deferred revenues (Note 4)	(20)	(19)	(53)	(101)	(7)
Other - assets			172	(17)	111
Other - liabilities			(137)	(8)	(169)
Changes in other operating assets and liabilities	(101)	(174)
Cash provided by operating activities	865	910	1,370	1,269	1,295
Cash flows - financing activities:
Issuance of long-term debt (Note 6)	250	100	100	900	300
Repayments of long-term debt (Note 6)	(89)	(84)	(125)	(1,018)	(113)
Net increase in short-term borrowings (Note 5)	(25)	125	10	343	15
Distributions to members (Note 8)	(181)	(215)	(310)	(225)	(145)
Decrease in note receivable from TCEH (Note 11)				20	40
Sale of related-party agreements (Note 11)				159
Debt discount, premium, financing and reacquisition expenses - net	(4)	2	1	(46)	(17)
Other-net				(1)
Cash (used in) provided by financing activities	(49)	(72)	(324)	132	80
Cash flows - investing activities:
Capital expenditures	(822)	(870)	(1,079)	(1,389)	(1,362)
Other - net	(4)	4	15	21	(34)
Cash used in investing activities	(826)	(866)	(1,064)	(1,368)	(1,396)
Net change in cash and cash equivalents	(10)	(28)	(18)	33	(21)
Cash and cash equivalents - beginning balance	27	45	45	12	33
Cash and cash equivalents - ending balance	$ 17	$ 17	$ 27	$ 45	$ 12